Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 1,247,113	¥ 1,279,024
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥ 7,904 million in 2011 and ¥ 7,293 million in 2012 (notes 3, 9 and 20)	812,155	787,691
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,081,721	1,131,068
Inventories (notes 5 and 9)	1,035,779	899,813
Deferred income taxes (note 11)	188,755	202,291
Other current assets (notes 7, 9 and 17)	373,563	390,160
Total current assets	4,739,086	4,690,047
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	2,364,393	2,348,913
Investments and advances:
Investments in and advances to affiliates (note 6)	434,744	440,026
Other, including marketable equity securities (notes 4 and 7)	188,863	199,906
Total investments and advances	623,607	639,932
Property on operating leases (note 8):
Vehicles	1,773,375	1,645,517
Less accumulated depreciation	300,618	287,885
Net property on operating leases	1,472,757	1,357,632
Property, plant and equipment, at cost (note 9):
Land	488,265	483,654
Buildings	1,492,823	1,473,067
Machinery and equipment	3,300,727	3,166,353
Construction in progress	191,107	202,186
Property, Plant and Equipment, Gross, Total	5,472,922	5,325,260
Less accumulated depreciation and amortization	3,499,464	3,385,904
Net property, plant and equipment	1,973,458	1,939,356
Other assets, net of allowance for doubtful accounts of ¥ 23,275 million in 2011 and ¥ 23,036 million in 2012 (notes 3, 4, 9, 11, 13, 17 and 20)	607,458	594,994
Total assets	11,780,759	11,570,874
Current liabilities:
Short-term debt (notes 4 and 9)	964,848	1,094,740
Current portion of long-term debt (notes 4 and 9)	911,395	962,455
Trade payables:
Notes	26,499	25,216
Accounts	942,444	691,520
Accrued expenses (note 13)	489,110	525,540
Income taxes payable (note 11)	24,099	31,960
Other current liabilities (notes 9, 11 and 17)	221,364	236,761
Total current liabilities	3,579,759	3,568,192
Long-term debt, excluding current portion (notes 4 and 9)	2,235,001	2,043,240
Other liabilities (notes 4, 10, 11 and 13)	1,437,709	1,376,530
Total liabilities	7,252,469	6,987,962
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares; issued 1,811,428,430 shares	86,067	86,067
Capital surplus	172,529	172,529
Legal reserves (note 12)	47,184	46,330
Retained earnings (note 12)	5,769,029	5,666,539
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(1,646,078)	(1,495,380)
Treasury stock, at cost 9,126,716 shares in 2011 and 9,128,871 shares in 2012	(26,117)	(26,110)
Total Honda Motor Co., Ltd. shareholders' equity	4,402,614	4,449,975
Noncontrolling interests	125,676	132,937
Total equity	4,528,290	4,582,912
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 11,780,759	¥ 11,570,874